NVIT Cardinal Capital Appreciation Fund
FUND SUMMARY: NVIT CARDINAL CAPITAL APPRECIATION FUND
Objective
The NVIT CardinalSM Capital Appreciation Fund (“Capital Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT Cardinal Capital Appreciation Fund		Class I Shares	Class II Shares
Management Fees		0.20%	0.20%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.09%	0.09%
Acquired Fund Fees and Expenses		0.69%	0.69%
Total Annual Fund Operating Expenses		0.98%	1.23%
Amount of Fee Waiver/Expense Reimbursement	[1]		(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.98%	1.07%
[1]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until April 30, 2013.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT Cardinal Capital Appreciation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I shares	100	312	542	1,201
Class II shares	109	374	660	1,474

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.20% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a "fund of funds" that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for growth of capital, but also income, with a less aggressive level of risk by investing considerably in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including mid-cap companies), that the investment adviser believes offer opportunities for capital growth. It also invests to a lesser extent in Underlying Funds that invest in fixed-income securities (including mortgage-backed and asset-backed securities) in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 50% of its net assets in U.S. stocks, approximately 20% in international stocks and approximately 30% in bonds. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who want to emphasize capital growth over the long term, and who have a tolerance for possible short-term losses, but who also seek to reduce risk by including some investments offering investment income.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Asset allocation risk – the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it.

Performance risk – the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

Strategy risk – there is the risk that the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Fund-of-funds structure risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds, including that the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.

If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total return over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund’s average annual total returns to a hypothetical composite index that is comprised of 50% Russell 3000 Index, 30% Barclays Capital U.S. Aggregate Bond Index, and 20% MSCI Europe, Australasia and Far East Index, which is a representation of the performance of the Fund’s asset classes according to its weighting. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns - Class II Shares (Years Ended December 31,)

Best Quarter: 12.94% — 2nd qtr. of 2009 Worst Quarter: -13.50% — 3rd qtr. of 2011
Average Annual Total Returns (For Periods Ended December 31, 2011)
Average Annual Total Returns NVIT Cardinal Capital Appreciation Fund	1 Year	Since Inception	Inception Date
Class I Shares	(3.37%)	0.76%	Mar. 28, 2008
Class II Shares	(3.45%)	0.69%	Mar. 28, 2008
Russell 3000 Index (reflects no deduction for fees and expenses)	1.03%	1.25%	Mar. 28, 2008
Capital Appreciation Fund Composite Index (reflects no deduction for fees or expenses)	0.86%	1.94%	Mar. 28, 2008